Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of share repurchases [abstract]
Share repurchases	$ 1,079	$ 1,282
Shares repurchased	8.6	11.9
Share repurchases - average price per share in U.S. dollars	$ 125.07	$ 107.99